UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-01612

Exact name of registrant as specified in charter:	The Prudential Variable
Contract Account-2

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Jonathan D. Shain
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-802-6469

Date of fiscal year end:	12/31/2004

Date of reporting period:	6/30/2004

Item 1	– Reports to Stockholders – [ INSERT REPORT ]

Prudential Long–Term

Growth Account

Semiannual Report to Participants

June 30, 2004

The Prudential Insurance Company of America
751 Broad Street
Newark, NJ 07102-3777
A Prudential Financial company

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus for VCA-2.

It is for the information of persons participating in The Prudential Variable Contract Account-2 (VCA-2, Long-Term Growth Account, or the Account). VCA-2 is a group annuity insurance product issued by The Prudential Insurance Company of America, 751 Broad Street, Newark, NJ 07102-3777, and distributed by Prudential Investment Management Services LLC (PIMS), member SIPC, Three Gateway Center, 14th Floor, Newark, NJ 07102-4077. PIMS is a Prudential Financial company. Each company is solely responsible for its own respective financial conditions and contractual obligations. Prudential Financial and the Rock logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

Annuity contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your plan sponsor or licensed financial professional can provide you with costs and complete details.

The accompanying financial statements as of June 30, 2004, were not audited, and accordingly, no opinion is expressed on them.

The Prudential Long-Term Growth Account	Semiannual Report	June 30, 2004

Letter to Participants

•	DEAR PARTICIPANTS

The U.S. stock market slowed in 2004 following a particularly strong performance in 2003. Some investors still seem to be watching developments from the sidelines. This reaction is understandable, given the unsettled global political climate and the potential for rising short-term interest rates. However, too much time on the sidelines can make it difficult to achieve long-term goals. We recommend a different approach.

A broadly diversified portfolio through asset allocation can help you better manage downside risk by avoiding over-exposure to any specific asset class. And this strategy may better position your investments to capture more upside performance as asset classes rotate in and out of favor.

Your investment professional can help you create a diversified investment plan that takes into account your reasons for investing, the time you have to reach your goals and the amount of risk you feel comfortable assuming. With the proper asset allocation in your portfolio, it will be easier for you to stay focused on achieving your long-term goals.

Prudential is committed to providing you with the financial solutions to help you grow and protect your wealth. We thank you for your confidence in our products and look forward to continuing to serve your investment needs.

Sincerely,

David R. Odenath, Jr.
Chairman,
The Prudential Series Fund, Inc.	July 30, 2004

The Prudential Long-Term Growth Account

Performance (as of 6/30/2004)	6-Month	1-Year	3-Year	5-Year	10-Year	Inception Date
Long-Term Growth Account[1]	1.88%	22.31%	-0.07%	-0.88%	8.41%	07/01/1968
Long-Term Growth Account (with sales charge)[2]	-0.71%	19.72%	-0.94%	-1.42%	8.28%	07/01/1968

These results represent past performance and are not indicative of future performance. Current performance may be lower or higher than the past performance data quoted. Investment return and principal value of the Long-Term Growth Account will fluctuate resulting in a value that may at any time, including the time of withdrawal of the cash value, be more or less than the total principal investment made.

Investment in the Long-Term Growth Account involves various risks that are more fully described in the prospectus. For more information about the Account, including charges and expenses, please see the prospectus. Please read it carefully before investing.

[1]	The results are shown after the deduction of all expenses, including investment management and mortality and expense charges, but do not include the effect of any sales charge.
[2]	The results are shown after the deduction of all expenses, including investment management and mortality and expense charges, and in addition reflect the deduction of a front-end 2.5% sales charge and the impact of an annual account charge.

FINANCIAL STATEMENTS OF VCA-2

STATEMENT OF NET ASSETS (Unaudited)

June 30, 2004

LONG-TERM INVESTMENTS — 99.3%		Value (Note 2)
COMMON STOCKS	Shares
Aerospace/Defense — 2.6%
Lockhead Martin Corp.	89,900	4,681,992
Northrop Grumman Corp.	91,600	4,918,920

		9,600,912

Biotechnology — 3.3%
Amgen, Inc. (a)	70,700	3,858,099
Gilead Sciences, Inc. (a)	72,500	4,857,500
MedImmune, Inc. (a)	160,600	3,758,040

		12,473,639

Capital Markets — 1.9%
Goldman Sachs Group, Inc. (The)	36,600	3,446,256
Merrill Lynch & Co.	69,200	3,735,416

		7,181,672

Chemicals — 1.1%
Agrium, Inc.	286,700	4,171,485

Commercial Banks—2.5%
Bank of America Corp.	23,800	2,013,956
Bank One Corp.	145,600	7,425,600

		9,439,556

Commercial Services & Supplies — 1.9%
Apollo Group, Inc. — Cl. A (a)	30,500	2,692,845
Cendant Corp.	182,000	4,455,360

		7,148,205

Communications Equipment — 1.2%
Nortel Networks Corp. (Canada) (a)	888,500	4,433,615

Computers & Peripherals — 2.3%
Hewlett-Packard Co.	176,707	3,728,518
International Business Machines Corp.	54,200	4,777,730

		8,506,248

Consumer Finance — 1.9%
American Express Co.	139,500	7,167,510

Containers & Packaging — 1.7%
Temple-Inland, Inc.	89,300	6,184,025

Diversified Financial Services — 2.9%
Citigroup, Inc.	143,964	6,694,326
Principal Financial Group, Inc.	119,100	4,142,298

		10,836,624

Electric Utilities — 2.3%
Exelon Corp.	111,800	3,721,822
FirstEnergy Corp.	126,600	4,736,106

		8,457,928

Electronic Equipment & Instruments — 1.7%
Agilent Technologies, Inc. (a)	210,200	6,154,656

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Energy Equipment & Services — 7.1%
BJ Services Co. (a)	157,100	7,201,464
ENSCO International, Inc.	129,000	3,753,900
Schlumberger Ltd.	74,600	4,737,846
Smith International, Inc. (a)	84,000	4,683,840
Weatherford International Ltd. ADR (Bermuda) (a)	135,900	6,112,782

		26,489,832

Food & Staples Retailing — 2.0%
Costco Wholesale Corp.	100,800	4,139,856
Kroger Co. (The) (a)	175,600	3,195,920

		7,335,776

Health Care Equipment & Supplies — 1.0%
Medtronic, Inc.	48,700	2,372,664
Guidant Corp.	25,500	1,424,940

		3,797,604

Health Care Providers & Service — 1.5%
Caremark Rx, Inc. (a)	171,300	5,642,622

Hotels Restaurants & Leisure — 1.9%
Brinker International, Inc. (a)	111,100	3,790,732
Wendy’s International, Inc.	92,500	3,222,700

		7,013,432

Industrial Conglomerates — 3.2%
General Electric Company	132,200	4,283,280
Tyco International Ltd. (Bermuda)	229,500	7,605,630

		11,888,910

Insurance — 3.1%
Loews Corp.	108,000	6,475,680
XL Capital Ltd.-Cl. A (Bermuda)	64,984	4,903,693

		11,379,373

Internet & Catalog Retail—1.0%
InterActiveCorp. (a)	122,800	3,701,192

Media — 3.9%
DirecTV Group, Inc. (The) (a)	224,289	3,835,342
Univision Communications, Inc. - Cl. A (a)	145,600	4,649,008
Viacom, Inc.-Cl. B	165,900	5,925,948

		14,410,298

Metals & Mining — 7.4%
Alcoa, Inc.	153,100	5,056,893
Alumina Ltd. ADR (a)	281,700	4,211,415
Companhia Vale do Rio Doce ADR (Brazil) (a)	155,100	7,375,005
Freeport-McMoRan Cooper & Gold, Inc. - Cl. B	207,500	6,878,625
Newmont Mining Corp.	109,400	4,240,344

		27,762,282

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF VCA-2

STATEMENT OF NET ASSETS (Unaudited)

June 30, 2004

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Multiline Retail — 1.1%
Target Corp.	98,500	4,183,295

Multi-Utilities & Unregulated Power — 2.5%
Constellation Energy Group, Inc.	95,600	3,623,240
Sempra Energy	162,800	5,605,204

		9,228,444

Office Electronics — 1.8%
Xerox Corp. (a)	463,000	6,713,500

Oil & Gas — 7.0%
Apache Corp.	92,970	4,048,844
Kerr-McGee Corp.	59,900	3,220,823
Nexen, Inc. (Canada) (a)	97,900	3,820,058
Suncor Energy, Inc. (Canada) (a)	286,000	7,324,460
Total Fina Elf S.A. ADR (France) (a)	80,600	7,744,048

		26,158,233

Personal Products — 1.5%
Avon Products, Inc.	123,800	5,712,132

Pharmaceuticals — 11.5%
Allergan, Inc.	51,200	4,583,424
AstraZeneca PLC ADR (United Kingdom)	83,000	3,788,120
Eli Lilly & Co.	87,000	6,082,170
IVAX Corp. (a)	50,800	1,218,692
Novartis AG	97,400	4,334,300
Pfizer, Inc.	231,800	7,946,104
Roche Holdings Ltd. ADR (a)	42,400	4,198,448
Sepracor, Inc. (a)	132,800	7,025,120
Wyeth	103,700	3,749,792

		42,926,170

Semiconductors & Semiconductor Equipment — 6.6%
Intel Corp.	278,900	7,697,640
Texas Instruments, Inc.	205,100	4,959,318
Marvell Technology Group Ltd. (a)	170,000	4,539,000
Maxim Integrated Products, Inc.	72,500	3,800,450
National Semiconductor Corp. (a)	160,900	3,538,191

		24,534,599

Software — 5.7%
Electronic Arts, Inc. (a)	127,700	6,966,035
Microsoft Corp.	296,700	8,473,752
PeopleSoft, Inc. (a)	100,600	1,861,100
SAP AG ADR (Germany)	48,600	2,031,965
Symantec Corp. (a)	39,900	1,746,822

		21,079,674

Specialty Retail — 1.0%
Bed, Bath & Beyond, Inc. (a)	97,700	3,756,565

Tobacco — 1.1%
Altria Group, Inc.	85,100	4,259,255

Wireless Telecommunication Services — 0.1%
Vodafone Group PLC ADR (United Kingdom) (a)	19,900	439,790

TOTAL LONG-TERM INVESTMENTS
(Cost $ 292,797,778)		$370,169,053

SHORT-TERM INVESTMENTS — 0.7%		Value (Note 2)
MONEY MARKET	Shares
Prudential Core Investment Fund- Taxable Money Market Series 1.190%, 07/01/2004 (Cost $ 2,644,699; Note 4)	2,644,699	$2,644,699

TOTAL INVESTMENTS — 100.0%
(Cost $ 295,442,477)		$372,813,752

OTHER ASSETS, LESS LIABILITIES
Receivable for Securities Sold		992,071
Dividends and Interest Receivable		461,327
Payable for Securities Purchased		(1,090,360)
Payable to Custodian		(192,239)
Payable for Pending Capital Transactions		(4,577)

OTHER ASSETS IN EXCESS OF LIABILITIES		166,222

NET ASSETS — 100%		$372,979,974

NET ASSETS, representing:
Equity of Participants 13,475,658 Accumulation Units at an Accumulation Unit Value of $26.4437		356,345,859
Equity of Annuitants		14,767,823
Equity of The Prudential Insurance Company of America		1,866,292

		$372,979,974

(a)	Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF VCA-2

STATEMENT OF OPERATIONS (Unaudited)

Six Months Ended June 30, 2004

INVESTMENT INCOME
Dividends (net of $109,986 foreign withholding tax)	$2,421,668
EXPENSES
Fees Charged to Participants and Annuitants for Investment Management Services	(229,295)
Fees Charged to Participants (other than Annuitants) for Assuming Mortality and Expense Risks	(667,573)
Total Expenses	(896,868)
NET INVESTMENT INCOME	1,524,800
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net Realized Gain on Investment Transactions	4,017,928
Net Change in Unrealized Appreciation (Depreciation) on Investments	1,474,282
NET GAIN ON INVESTMENTS	5,492,210
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,017,010

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	Six Months Ended June 30,	Year Ended December 31,
	2004	2003
OPERATIONS
Net Investment Income	$1,524,800	$3,088,050
Net Realized Gain (Loss) on Investment Transactions	4,017,928	(5,724,907)
Net Change In Unrealized Appreciation (Depreciation) on Investments	1,474,282	102,923,150
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	7,017,010	100,286,293
CAPITAL TRANSACTIONS
Purchase Payments and Transfers In	8,103,738	19,036,349
Withdrawals and Transfers Out	(17,368,367)	(35,970,909)
Annual Administration Charges Deducted from Participants’ Accumulation Accounts	(380)	(11,216)
Mortality and Expense Risk Charges Deducted from Annuitants’ Accounts	(20,311)	(45,051)
Variable Annuity Payments	(1,099,701)	(2,034,035)
NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS	(10,385,021)	(19,024,862)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SURPLUS TRANSFERS	(89,158)	63,045
TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,457,169)	81,324,476
NET ASSETS
Beginning of period	376,437,143	295,112,667
End of period	$372,979,974	$376,437,143

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS FOR VCA-2

INCOME AND CAPITAL CHANGES PER ACCUMULATION UNIT* (Unaudited)

(For an Accumulation Unit outstanding throughout the period)

	Six Months Ended June 30,		Year Ended December 31,
	2004		2003	2002	2001	2000	1999
Investment Income	$.1696		$.3116	$.2859	$.3621	$.4152	$.4596
Expenses
Investment management fee	(.0163)		(.0269)	(.0268)	(.0320)	(.0321)	(.0316)
Assuming mortality and expense risks	(.0491)		(.0805)	(.0803)	(.0960)	(.0961)	(.0948)
Net Investment Income	.1042		.2042	.1788	.2341	.2870	.3332
Capital Changes
Net realized gain (loss) on investment transactions	.2814		(.3489)	(2.4591)	(2.1868)	1.8450	1.3723
Net change in unrealized appreciation (depreciation) of investments	.1024		6.9421	(3.2340)	(.7809)	.0344	(1.4043)
Net Increase (Decrease) in Accumulation Unit Value	.4880		6.7974	(5.5143)	(2.7336)	2.1664	.3012
Accumulation Unit Value
Beginning of period	25.9557		19.1583	24.6726	27.4062	25.2398	24.9386
End of period	$26.4437		$25.9557	$19.1583	$24.6726	$27.4062	$25.2398
Total Return**	1.88%		35.48%	(22.35)%	(9.97)%	8.58%	1.21%
Ratio Of Expenses To Average Net Assets***	.50	%†	.50%	.50%	.50%	.50%	.50%
Ratio Of Net Investment Income To Average Net Assets***	.80	%†	.95%	.83%	.92%	1.12%	1.33%
Portfolio Turnover Rate	27	%††	62%	71%	80%	84%	81%
Number of Accumulation Units Outstanding
For Participants at end of period (000 omitted)	13,476		13,830	14,636	15,271	16,372	20,424

*	Calculated by accumulating the actual per unit amounts daily.
**	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported. Total returns for period less than a full year are not annualized.
***	These calculations exclude Prudential’s equity in VCA-2.
†	Annualized.
††	Not Annualized.

The above table does not reflect the annual administration charge, which does not affect the Accumulation Unit Value. This charge is made by reducing Participants’ Accumulation Accounts by a number of Accumulation Units equal in value to the charge.

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO THE FINANCIAL STATEMENTS OF

VCA-2 (Unaudited)

Note 1:	General

The Prudential Variable Contract Account-2 (VCA-2 or the Account) was established on January 9, 1968 by The Prudential Insurance Company of America (“Prudential”) under the laws of the State of New Jersey and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. VCA-2 has been designed for use by public school systems and certain tax-exempt organizations to provide for the purchase and payment of tax-deferred variable annuities. The investment objective of the Account is long-term growth of capital. Its investments are composed primarily of common stocks. Although variable annuity payments differ according to the investment performance of the Account, they are not affected by mortality or expense experience because Prudential assumes the expense risk and the mortality risk under the contracts.

Note 2:	Summary of Significant Accounting Policies

Securities Valuation:    Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the official closing price provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser(s), to be over-the-counter, are valued by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Accounts’ Committee members approved fair valuation procedures. Investments in mutual funds are valued at their net asset value.

Short-term investments which mature in more than 60 days are valued based on current market quotations. Short-term investments having maturities of 60 days or less are valued at amortized cost which approximates market value. Amortized cost is computed using the cost on the date of purchase, adjusted for constant accretion of discount or amortization of premium to maturity.

Securities Transactions and Investment Income:    Securities transactions are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premiums and accretion of discount on debt securities, as required is recorded on the accrual basis. Income and realized and unrealized gains and losses are allocated to the Participants and Prudential on a daily basis in proportion to their respective ownership in VCA-2.

Estimates:    The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those amounts.

Federal Income Taxes:    The operations of VCA-2 are part of, and are taxed with, the operations of Prudential. Under the current provisions of the Internal Revenue Code, Prudential does not expect to incur federal income taxes on earnings of VCA-2 to the extent the earnings are credited under the Contracts. As a result, the Unit Value of VCA-2 has not been reduced by federal income taxes.

Annuity Reserves:    Reserves are computed for purchased annuities using the Prudential 1950 Group Annuity Valuation (GAV) Table, adjusted, and a valuation interest rate related to the Assumed Investment Result (AIR). The valuation interest rate is equal to the AIR less .5% in contract charges defined in Note 3. The AIRs are selected by each Contract-holder and are described in the prospectus.

Note 3:	Investment Management Agreement and Charges

The Account has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with management of the Account. PI pays for the services of Jennison.

A daily charge, at an effective annual rate of 0.125% of the current value of the Participant’s (other than Annuitants’ and Prudential’s) equity in VCA-2, is charged to the Account and paid to PI for investment management services. An equivalent charge is deducted monthly in determining the amount of Annuitants’ payments.

A daily charge, paid to PI for assuming mortality and expense risks, is calculated at an effective annual rate of 0.375% of the current value of the Participant’s (other than Annuitants’ and Prudential’s) equity in VCA-2. A one-time equivalent charge is deducted when the Annuity Units for Annuitants are determined.

Prudential, PI and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

An annual administration charge of not more than $30 annually is deducted from the accumulation account of certain Participants either at the time of withdrawal of the value of the entire Participant’s account or at the end of the fiscal year by canceling Accumulation Units. This deduction may be made from a fixed-dollar annuity contract if the Participant is enrolled under such a contract.

A charge of 2.5% for sales and other marketing expenses is deducted from certain Participant’s purchase payments. For the six months ended June 30, 2004, Prudential has advised the Account it has received $380 for such charges.

Note 4:	Purchases and Sales of Portfolio Securities

For the six months ended June 30, 2004, the aggregate cost of purchases and the proceeds from sales of securities, excluding short-term investments, were $105,044,585 and $100,078,052, respectively.

Investment in the Core Fund:    The Account invests in the Taxable Money Market Series (the “Series”), a portfolio of Prudential Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. During the six months ended June 30, 2004, the Account earned $24,010, from the Series by investing its excess cash in the Series.

Note 5:	Unit Transactions

The number of Accumulation Units issued and redeemed for the six months ended June 30, 2004 and the year ended December 31, 2003, respectively, are as follows:

	Six Months Ended June 30,	Year Ended December 31,
	2004	2003
Units issued	307,483	901,874
Units redeemed	(661,499)	(1,708,429)
Net decrease	(354,016)	(806,555)

Note 6:	Net Increase (Decrease) in Net Assets Resulting from Surplus Transfers

The increase (decrease) in net assets resulting from surplus transfers represents the net increases to/(reductions from) Prudential’s investment Account. The increase (decrease) includes reserve adjustments for mortality and expense risks assumed by Prudential.

Note 7:	Participant Loans

Participant loan initiations are not permitted in VCA-2. However, participants who initiated loans in other accounts are permitted to direct loan repayments into VCA-2.

For the six months ended June 30, 2004 and December 31, 2003, $5,512 and $9,987 of participant loan principal and interest has been paid to VCA-2, respectively. The participant loan principal and interest repayments are included in purchase payments and transfers in within the Statement of Changes in Net Assets.

Note 8:	Change in Independent Auditors

PricewaterhouseCoopers LLP was previously the independent auditors for the Account. The decision to change the independent auditors was approved by the Audit Committee and by the Board of Directors in a meeting held on September 2, 2003, resulting in KPMG LLP’s appointment as independent auditors of the Account.

The reports on the financial statements of the Account audited by PricewaterhouseCoopers LLP through the year ended December 31, 2003 did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. There were no disagreements between the Account and PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures.

VCA 2

Semiannual Report

June 30, 2004

Board of Directors

Saul K. Fenster, Ph.D.

President Emeritus,

New Jersey Institute of Technology

W. Scott McDonald, Jr.

Management Consultant,

Kaludis Consulting Group, Inc.

David R. Odenath, Jr.

President,

Prudential Annuities

Joseph Weber, Ph.D.

Vice President,

Finance, Interclass

E 1

The toll-free number shown below can be used to make transfers and reallocations, review how your premiums are being allocated, and receive current investment option values in your contract. Unit values for each investment option are available to all participants from the toll-free number. The phone lines are open each business day during the hours shown below. Please be sure to have your contract number available when you call.

(800) 458-6333

8 a.m. – 8 p.m. Eastern time

In the past, participants who held several variable contracts at the same address received multiple copies of annual and semiannual reports. In an effort to lessen waste and reduce expenses of postage and printing, we will attempt to mail only one copy of this report based on our current records for participants with the same last name and same address. No action on your part is necessary. Upon request, we will furnish you with additional reports. The toll-free number listed on the inside back cover should be used to request additional copies. Proxy material and tax information will continue to be sent for each account of record.

Presorted
30 Scranton Office Park	Standard
Scranton, PA 18507-1789	U.S. Postage
PAID
Prudential

Printed in the U.S.A.
IFS-A077792 LT.RS.001 Ed 7/31/2004	on recycled paper.

Item 2 – Code of Ethics – – Not required as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not applicable with semi-annual filing

Item 4 – Principal Accountant Fees and Services – Not applicable with semi-annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 9 – Submission of Matters to a Vote of Security Holders: None.

Item 10 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11 – Exhibits

(a)	Code of Ethics – Not applicable with semi-annual filing.

(b)	Certifications pursuant to Section 302 and 906 of the Sarbanes-Oxley Act – Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Variable Account Contract-2

By (Signature and Title)*	/s/ Jonathan D. Shain
Jonathan D. Shain
ecretary

Date August 20, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date August 20, 2004

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date August 20, 2004

*	Print the name and title of each signing officer under his or her signature.